Fair Value Disclosures (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Derivative Instruments ? Balance Sheet Location

		December 31, 2011	September 30, 2012
	Balance Sheet Location	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current liabilities – Interest rate swaps	$-	$2,572,097
Interest rate swaps	Long-Term Liabilities – Interest rate swaps	-	-
	Subtotal	$-	$2,572,097

Derivatives not designated as hedging instruments
Interest rate swaps	Current liabilities – Interest rate swaps	$2,630,574	$758,024
Interest rate swaps	Long-Term Liabilities – Interest rate swaps	1,266,945	-
	Subtotal	$3,897,519	$758,024

Total derivatives		$3,897,519	$3,330,121

Effect of Derivative Instruments designated as hedging instruments (Recognised in Accumulated Other Comprehensive Gain / (Loss))
		Nine Months Ended September 30,
	Gain / (Loss) Recognized in Accumulated Other Comprehensive Gain / (Loss) (Effective Portion)	2011	2012
Interest rate swaps		$ -	$(858,342)
Total		$ -	$(858,342)

Effect of Derivative Instruments designated as hedging instruments (Reclassified from Accumulated Other Comprehensive Gain / (Loss) in Statement of Operations)
		Nine Months Ended September 30,
	Location of Gain / (Loss) Reclassified from Accumulated Other Comprehensive Gain / (Loss) in Statement of Operations (Effective Portion)	2011	2012
Interest rate swaps – Realized Loss	Interest and finance costs	$-	$(100,318)
Total		$-	$(100,318)

Effect of Derivative Instruments not designated as hedging instruments

		Nine Months Ended September 30,
	Location of Gain / (Loss) Recognized	2011	2012
Interest rate swaps – Fair value	Loss on derivatives, net	$709,911	$1,325,422
Interest rate swaps – Realized Loss	Loss on derivatives, net	(3,111,758)	(2,052,762)
Net loss on derivatives		$(2,401,847)	$(727,340)

Summuary of Valuation of Interest Rate Swaps
Financial Instruments	Significant Other Observable Inputs (Level 2)
	December 31, 2011	September 30, 2012
Interest rate swaps – liability	$3,897,519	$3,330,121

Marketable Securities Location of Gain / (Loss) Recognized

		Nine Months Ended September 30,
	Location of Gain / (Loss) Recognized	2011 Gain / (Loss)	2012 Gain / (Loss)
Marketable securities – Initial measurement	Gain on marketable securities, net	$-	$1,394,665
Marketable securities – Realized Loss	Gain on marketable securities, net	-	(980,430)
Net gain on marketable securities		$-	$414,235

Available For Sale Securites Summary Of Valuation
Financial Assets	Quoted Prices in Active Markets (Level 1)	Loss
KLC Shares – Marketable Securities	$414,235	$980,430

Investment In Affiliate Summary Of Valuation
Financial Assets	Quoted Prices in Active Markets (Level 1)	Loss
Investment in equity affiliate – Box Ships Inc.	$20,453,125	$14,349,546